Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ 20,942	$ (80,856)	$ (105,890)	$ (119,126)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on asset sale	(83,736)	0
Stock-based compensation expense	6,284	9,267	11,522	18,579
Depreciation and amortization expense	617	1,105	1,440	1,399
Non-cash asset impairment charges	1,842	0
Non-cash interest expense	1,074	260	331	0
Loss on disposal of property and equipment	0	59	59	0
Deferred rent expense	0	(231)	0	(223)
Non-cash lease expense	1,597	0	2,726	0
(Gain)/loss on impairment of leasehold improvements			86	0
(Gain)/loss on extinguishment of operating lease			(81)	0
Other			0	49
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	4,252	(195)	2,466	(2,018)
Other assets	0	(33)	34	362
Accounts payable	526	(1,672)	(3,102)	804
Current and non-current operating lease liabilities	(1,827)	0	(2,893)	0
Accrued expenses and other current liabilities	(6,730)	(1,305)	(3,906)	2,149
Net cash used in operating activities	(55,159)	(73,535)	(97,208)	(98,025)
Cash flows from investing activities:
Proceeds from asset sale, net	83,736	0
Purchases of property and equipment	(8)	(267)	(267)	(2,461)
Proceeds from the sale of property, plant, and equipment	1,198	0
Net cash provided by (used in) investing activities	84,926	(267)	(267)	(2,461)
Cash flows from financing activities:
Repayment of note payable, including end of term charge	(16,350)	0
Proceeds from long-term debt			0	15,000
Payments of issuance cost related to long-term debt			0	(103)
Proceeds from exercise of stock options	176	0	58	920
Proceeds from issuance of ESPP shares	86	203
Net cash (used in) provided by financing activities	(16,088)	203	262	30,371
Net increase (decrease) in cash, cash equivalents and restricted cash	13,679	(73,599)	(97,213)	(70,115)
Cash, cash equivalents and restricted cash at beginning of period	92,846	190,059	190,059	260,174
Cash, cash equivalents and restricted cash, end of period	106,525	116,460	92,846	190,059
Supplemental disclosure of non-cash investing and financing activities:
Interest paid	831	1,002	1,425	98
Purchases of property and equipment included in accounts payable and accrued expenses	0	0
Right of use asset obtained in exchange for operating lease liabilities			4,319	0
Reconciliation of cash, cash equivalents and restricted cash reported within the condensed consolidated balance sheets:
Cash and cash equivalents, end of period	105,842	115,968	92,563	189,567
Restricted cash	683	492	283	492
Cash, cash equivalents and restricted cash, end of period	$ 106,525	$ 116,460	92,846	190,059
2018 Employee Stock Purchase Plan [Member]
Cash flows from financing activities:
Proceeds from issuance of ESPP shares			204	209
Public Offering [Member]
Cash flows from financing activities:
Proceeds from issuance of ESPP shares			0	(205)
ATM Facility [Member]
Cash flows from financing activities:
Proceeds from issuance of ESPP shares			$ 0	$ 14,550